Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000106430 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106430 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000106430 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106430 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106430 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000106430 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000106430 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106430 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000106430 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106430 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106430 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000106430 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106430 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106430 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106430 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000106430 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000106430 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106430 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106430 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000106430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000078713 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078713 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000078713 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078713 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078713 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000078713 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000078713 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000078713 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078713 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078713 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078713 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078713 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078713 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078713 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000078713 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000078713 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078713 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078713 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078713 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078713 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078713 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000078712 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078712 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000078712 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078712 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078712 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000078712 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000078712 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000078712 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078712 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078712 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078712 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078712 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078712 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078712 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000078712 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000078712 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078712 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078712 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078712 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078712 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078712 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000113489 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113489 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000113489 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113489 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113489 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000113489 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000113489 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000113489 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000113489 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113489 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113489 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000113489 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113489 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113489 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113489 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113489 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000113489 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113489 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113489 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113489 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000113489 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113489 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000001866 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001866 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000001866 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001866 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001866 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000001866 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000001866 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001866 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001866 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001866 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001866 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001866 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001866 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001866 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001866 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001866 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000001866 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001866 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001866 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001866 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001866 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001866 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000001865 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001865 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000001865 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001865 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000001865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000001865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001865 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001865 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001865 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001865 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001865 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001865 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001865 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001865 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000001865 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001865 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001865 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001865 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001865 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001865 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000001863 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001863 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000001863 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001863 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001863 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000001863 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000001863 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001863 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001863 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001863 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001863 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001863 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001863 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001863 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001863 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001863 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000001863 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001863 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001863 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001863 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000212730 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000212730 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000212730 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000212730 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000212730 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212730 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000212730 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000212730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000212730 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212730 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000212730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212730 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000212730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000212730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000212730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212730 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000212730 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212730 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212731 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212731 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000212731 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000212731 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000212731 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212731 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000212731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000212731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000212731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000212731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000212731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000212731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000212731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212731 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000212731 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000212731 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212731 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212732 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212732 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000212732 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000212732 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000212732 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000212732 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212732 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212732 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212732 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000212732 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212732 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000238026 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000238026 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238026 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000238026 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000238026 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238026 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238026 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238026 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000238026 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238026 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238026 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238026 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238026 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238026 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000238026 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000238026 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238026 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238026 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000238026 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000238026 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247081 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000247081 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247081 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247081 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000247081 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000247081 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247081 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247081 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247081 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000247081 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%